Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 7) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Brazil 1 [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	$ 819,428	$ 983,826	$ 612,924
Future production costs	(348,787)	(399,655)	(264,158)
Future development costs	(64,121)	(62,548)	(44,027)
Future income tax expenses	(140,774)	(178,412)	(104,568)
Undiscounted future net cash flows	265,745	343,211	200,171
10 percent midyear annual discount for timing of estimated cash flows (1)	(120,216)	(151,828)	(85,391)
Standardized measure of discounted future net cash flows	145,529	191,383	114,780
South America [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	650	837	587
Future production costs	(354)	(357)	(261)
Future development costs	(113)	(128)	(107)
Future income tax expenses	(43)	(88)	(61)
Undiscounted future net cash flows	139	264	159
10 percent midyear annual discount for timing of estimated cash flows (1)	(46)	(124)	(70)
Standardized measure of discounted future net cash flows	93	141	89
Consolidated Entity [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	820,078	984,663	613,511
Future production costs	(349,142)	(400,012)	(264,419)
Future development costs	(64,235)	(62,676)	(44,134)
Future income tax expenses	(140,818)	(178,500)	(104,628)
Undiscounted future net cash flows	265,884	343,475	200,330
10 percent midyear annual discount for timing of estimated cash flows (1)	(120,262)	(151,951)	(85,461)
Standardized measure of discounted future net cash flows	145,622	191,524	114,869
Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	1,213	1,581	1,129
Future production costs	(191)	(273)	(329)
Future development costs	(13)	(21)	(28)
Undiscounted future net cash flows	1,009	1,287	772
10 percent midyear annual discount for timing of estimated cash flows (1)	(319)	(401)	(303)
Standardized measure of discounted future net cash flows	$ 691	$ 886	$ 470